UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-10353

Morgan Stanley KLD Social Index Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2006

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley KLD Social Index Fund

Portfolio of Investments February 28, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (90.3%)
	Advertising/Marketing Services (0.3%)
120	Getty Images, Inc.*	$9,724
17	Interpublic Group of Companies, Inc. (The)*	176
271	Lamar Advertising Co. (Class A)*	13,826
494	Omnicom Group, Inc.	39,431
89	R.H. Donnelley Corp.*	5,429
		68,586
	Air Freight/Couriers (1.1%)
522	C.H. Robinson Worldwide, Inc.	23,396
256	Expeditors International of Washington, Inc.	19,914
761	FedEx Corp.	81,610
1,456	United Parcel Service, Inc. (Class B)	108,778
		233,698
	Airlines (0.2%)
445	AMR Corp.*	11,169
2,183	Southwest Airlines Co.	36,609
		47,778
	Apparel/Footwear (0.4%)
980	Coach, Inc.*	35,006
340	Liz Claiborne, Inc.	12,250
448	Nike, Inc. (Class B)	38,877
		86,133
	Apparel/Footwear Retail (0.7%)
414	Chico’s FAS, Inc.*	19,479
540	Foot Locker, Inc.	12,480
1,634	Gap, Inc. (The)	30,294
1,054	Limited Brands, Inc.	24,948
560	Nordstrom, Inc.	21,280
442	Ross Stores, Inc.	12,518
1,256	TJX Companies, Inc. (The)	30,759
		151,758
	Auto Parts: O.E.M. (0.3%)
290	Autoliv, Inc.	15,529
436	Dana Corp.	767
574	Gentex Corp.	9,563
536	Johnson Controls, Inc.	38,201
		64,060
	Beverages: Non-Alcoholic (1.2%)
5,374	Coca-Cola Co. (The)	225,547
568	Coca-Cola Enterprises Inc.	11,161
412	Pepsi Bottling Group, Inc. (The)	12,096
		248,804
	Biotechnology (2.1%)
3,301	Amgen Inc.*	249,193
865	Biogen Idec Inc.*	40,871
155	Cephalon, Inc.*	12,319
577	Genzyme Corp.*	40,009
1,090	Gilead Sciences, Inc.*	67,874
158	Invitrogen Corp.*	11,207
654	MedImmune, Inc.*	23,865
913	Millennium Pharmaceuticals, Inc.*	9,568
104	OSI Pharmaceuticals Inc.*	3,378
		458,284
	Broadcasting (0.2%)
3,209	Sirius Satellite Radio Inc.*	16,398
623	Univision Communications, Inc. (Class A)*	20,840
524	XM Satellite Radio Holdings Inc. (Class A)*	11,575
		48,813
	Building Products (0.3%)
597	American Standard Companies, Inc.	23,629
1,134	Masco Corp.	35,370
		58,999
	Cable/Satellite TV (1.0%)
5,456	Comcast Corp. (Class A)*	146,385
1,123	Liberty Global Inc. (Class A)*	22,808
6,981	Liberty Media Corp. (Class A)*	57,523
		226,716

	Chemicals: Major Diversified (0.2%)
801	Engelhard Corp.	31,840
398	Rohm & Haas Co.	19,800
		51,640
	Chemicals: Specialty (0.5%)
579	Air Products & Chemicals, Inc.	37,149
828	Praxair, Inc.	44,695
256	Sigma-Aldrich Corp.	16,489
		98,333
	Commercial Printing/Forms (0.1%)
619	Donnelley (R.R.) & Sons Co.	20,836

	Computer Communications (1.9%)
1,213	Avaya Inc.*	13,488
17,228	Cisco Systems, Inc.*	348,695
1,482	Juniper Networks, Inc.*	27,254
305	QLogic Corp.*	12,548
		401,985
	Computer Peripherals (0.6%)
6,166	EMC Corp.*	86,447
331	Lexmark International, Inc. (Class A)*	15,587
799	Network Appliance, Inc.*	26,495
190	Zebra Technologies Corp. (Class A)*	8,387
		136,916
	Computer Processing Hardware (2.9%)
2,039	Apple Computer, Inc.*	139,753
6,450	Dell, Inc.*	187,050
7,775	Hewlett-Packard Co.	255,098
458	NCR Corp.*	18,361
8,482	Sun Microsystems, Inc.*	35,370
		635,632
	Construction Materials (0.1%)
261	Vulcan Materials Co.	20,619

	Containers/Packaging (0.2%)
387	Pactiv Corp.*	8,874
219	Sealed Air Corp.*	12,457
314	Temple-Inland Inc.	13,398
		34,729
	Contract Drilling (0.2%)
555	ENSCO International Inc.	24,803
391	Pride International, Inc.*	12,109
215	Rowan Companies, Inc.	8,654
		45,566
	Data Processing Services (0.7%)
1,511	Automatic Data Processing, Inc.	69,793
591	Ceridian Corp.*	15,283
236	DST Systems, Inc.*	13,270
493	Fiserv, Inc.*	20,460
825	Paychex, Inc.	33,041
		151,847
	Department Stores (0.3%)
764	Kohl’s Corp.*	36,756
649	Penney (J.C.) Co., Inc.	38,057
		74,813
	Discount Stores (1.0%)
1,169	Costco Wholesale Corp.	59,946
777	Dollar General Corp.	13,535
273	Dollar Tree Stores, Inc.*	7,486
414	Family Dollar Stores, Inc.	10,648
2,326	Target Corp.	126,535
		218,150
	Drugstore Chains (0.8%)
2,024	CVS Corp.	57,340
2,610	Walgreen Co.	117,085
		174,425
	Electric Utilities (0.2%)
1,606	AES Corp. (The)*	27,784
600	Pepco Holdings, Inc.	14,262
		42,046
	Electrical Products (0.6%)
461	American Power Conversion Corp.	9,418
1,074	Emerson Electric Co.	87,864
253	Energizer Holdings, Inc.*	13,821
116	Hubbell, Inc. (Class B)	5,391
504	Molex Inc.	16,042
		132,536

	Electronic Components (0.3%)
586	Jabil Circuit, Inc.*	22,180
378	SanDisk Corp.*	22,809
2,800	Solectron Corp.*	10,108
472	Vishay Intertechnology, Inc.*	6,853
		61,950
	Electronic Distributors (0.1%)
400	Arrow Electronics, Inc.*	13,916
209	CDW Corp.	11,884
		25,800
	Electronic Equipment/Instruments (0.3%)
381	Tektronix, Inc.	11,735
460	Thermo Electron Corp.*	15,925
2,371	Xerox Corp.*	35,328
		62,988
	Electronic Production Equipment (0.8%)
4,295	Applied Materials, Inc.	78,770
770	Cadence Design Systems, Inc.*	13,668
539	KLA-Tencor Corp.	28,152
593	Lam Research Corp.*	25,558
391	Novellus Systems, Inc.*	10,451
357	Synopsys, Inc.*	7,808
		164,407
	Electronics/Appliance Stores (0.4%)
1,011	Best Buy Co., Inc.	54,453
631	Circuit City Stores - Circuit City Group	15,163
597	RadioShack Corp.	11,671
		81,287
	Electronics/Appliances (0.2%)
170	Harman International Industries, Inc.	18,760
219	Whirlpool Corp.	19,664
		38,424
	Finance/Rental/Leasing (2.3%)
325	Allied Capital Corp.	9,536
897	Capital One Financial Corp.	78,577
539	CIT Group, Inc.	28,982
1,423	Countrywide Financial Corp.	49,065
2,469	Fannie Mae	135,005
1,754	Freddie Mac	118,202
138	Ryder System, Inc.	6,119
1,118	SLM Corp.	63,066
		488,552
	Financial Conglomerates (3.4%)
2,875	American Express Co.	154,905
9,079	JPMorgan Chase & Co.	373,510
813	Principal Financial Group, Inc.	39,609
1,364	Prudential Financial, Inc.	105,083
832	State Street Corp.	51,983
		725,090
	Financial Publishing/Services (0.5%)
230	Dun & Bradstreet Corp.*	16,730
1,016	McGraw-Hill Companies, Inc. (The)	53,940
668	Moody’s Corp.	44,756
		115,426
	Food Distributors (0.2%)
1,627	SYSCO Corp.	48,956

	Food Retail (0.6%)
974	Albertson’s, Inc.	24,778
1,919	Kroger Co.*	38,457
1,206	Safeway Inc.	29,318
408	Supervalu, Inc.	12,893
258	Whole Foods Market, Inc.	16,481
		121,927
	Food: Major Diversified (1.7%)
560	Campbell Soup Co.	17,433
738	General Mills, Inc.	36,346
978	Heinz (H.J.) Co.	37,037
621	Kellogg Co.	27,517
4,349	PepsiCo, Inc.	257,069
78	TreeHouse Foods, Inc.*	1,759
		377,161
	Food: Meat/Fish/Dairy (0.1%)
391	Dean Foods Co.*	14,651

	Food: Specialty/Candy (0.3%)
464	Hershey Co. (The)	23,734
349	McCormick & Co., Inc. (Non-Voting)	11,458
100	Smucker (J.M.) Co.	3,952
406	Wrigley (Wm.) Jr. Co.	25,797
		64,941
	Gas Distributors (0.4%)
794	Equitable Resources, Inc.	28,870
487	KeySpan Corp.	19,845
811	NiSource, Inc.	16,650
300	Questar Corp.	21,975
		87,340
	Home Building (0.5%)
342	Centex Corp.	23,123
900	D.R. Horton, Inc.	30,699
260	KB Home	17,428
298	Lennar Corp. (Class A)	17,838
542	Pulte Homes, Inc.	20,818
		109,906
	Home Furnishings (0.2%)
564	Leggett & Platt, Inc.	13,243
160	Mohawk Industries, Inc.*	13,842
704	Newell Rubbermaid, Inc.	17,508
		44,593
	Home Improvement Chains (1.8%)
400	Fastenal Co.	17,564
5,712	Home Depot, Inc. (The)	240,761
2,003	Lowe’s Companies, Inc.	136,564
		394,889
	Hospital/Nursing Management (0.2%)
709	Health Management Associates, Inc. (Class A)	15,095
312	Manor Care, Inc.	12,901
192	Triad Hospitals, Inc.*	8,267
		36,263
	Household/Personal Care (3.6%)
214	Alberto-Culver Co.	9,773
1,202	Avon Products, Inc.	34,678
415	Clorox Co. (The)	25,294
1,355	Colgate-Palmolive Co.	73,821
310	Estee Lauder Companies, Inc. (The) (Class A)	11,600
1,277	Kimberly-Clark Corp.	75,573
9,042	Procter & Gamble Co. (The)	541,887
		772,626
	Industrial Conglomerates (0.7%)
1,992	3M Co.	146,591
218	SPX Corp.	10,737
		157,328
	Industrial Machinery (0.3%)
674	Illinois Tool Works Inc.	57,856

	Industrial Specialties (0.1%)
510	Ecolab Inc.	18,457

	Information Technology Services (2.0%)
471	Citrix Systems, Inc.*	15,241
372	Cognizant Technology Solutions Corp. (Class A)*	21,431
1,297	Electronic Data Systems Corp.	34,630
4,294	International Business Machines Corp.	344,551
846	Unisys Corp.*	5,651
		421,504
	Insurance Brokers/Services (0.2%)
189	Gallagher (Arthur J.) & Co.	5,574
1,333	Marsh & McLennan Companies, Inc.	41,203
		46,777
	Internet Retail (0.2%)
788	Amazon.com, Inc.*	29,542
527	IAC/InterActiveCorp*	15,410
		44,952
	Internet Software/Services (0.8%)
900	BEA Systems, Inc.*	10,323
393	Google, Inc. (Class A)*	142,510
641	VeriSign, Inc.*	15,166
		167,999

	Investment Banks/Brokers (2.2%)
81	Chicago Mercantile Exchange Holdings Inc.	34,474
300	Edwards (A.G.), Inc.	13,410
984	Goldman Sachs Group, Inc. (The)	139,029
285	Legg Mason, Inc.	37,218
2,441	Merrill Lynch & Co., Inc.	188,470
2,559	Schwab (Charles) Corp. (The)	41,481
577	TD AmeriTrade Holding Corp.	12,556
		466,638
	Investment Managers (0.6%)
568	Eaton Vance Corp. (Non-Voting)	16,006
409	Franklin Resources, Inc.	41,996
100	Investors Financial Services Corp.	4,511
633	Janus Capital Group, Inc.	13,882
1,102	Mellon Financial Corp.	39,771
267	Price (T.) Rowe Group, Inc.	20,500
		136,666
	Life/Health Insurance (0.6%)
1,295	AFLAC, Inc.	59,894
376	Jefferson-Pilot Corp.	22,654
484	Lincoln National Corp.	27,477
693	UnumProvident Corp.	14,338
		124,363
	Major Banks (4.1%)
1,430	BB&T Corp.	56,528
475	Comerica, Inc.	27,227
1,115	KeyCorp	41,556
1,514	National City Corp.	52,687
725	PNC Financial Services Group	51,004
852	Popular, Inc.	17,406
1,174	Regions Financial Corp.	40,832
835	SunTrust Banks, Inc.	60,429
281	TD Banknorth, Inc.	8,635
170	UnionBanCal Corp.	11,745
4,097	Wachovia Corp.	229,719
4,300	Wells Fargo & Co.	276,060
		873,828
	Major Telecommunications (4.2%)
849	ALLTEL Corp.	53,614
10,013	AT&T Inc.	276,259
4,674	BellSouth Corp.	147,605
6,948	Sprint Nextel Corp.	166,961
585	Telewest Global, Inc.*	13,952
7,059	Verizon Communications Inc.	237,888
		896,279
	Managed Health Care (2.7%)
1,552	Aetna, Inc.	79,152
1,296	Caremark Rx, Inc.*	64,476
360	CIGNA Corp.	44,190
399	Coventry Health Care, Inc.*	23,788
392	Health Net Inc.*	18,796
461	Humana, Inc.*	23,820
3,655	UnitedHealth Group Inc.	212,831
1,496	WellPoint Inc.*	114,878
		581,931
	Media Conglomerates (1.6%)
698	Discovery Holding Company (Class A)*	10,191
5,229	Disney (Walt) Co. (The)	146,360
11,176	Time Warner, Inc.	193,456
		350,007
	Medical Distributors (0.7%)
1,103	Cardinal Health, Inc.	80,078
262	Henry Schein, Inc.*	12,222
709	McKesson Corp.	38,378
310	Patterson Companies, Inc.*	11,173
		141,851
	Medical Specialties (3.1%)
585	Applera Corp. - Applied Biosystems Group	16,538
370	Bard (C.R.), Inc.	24,231
168	Bausch & Lomb, Inc.	11,627
1,561	Baxter International, Inc.	59,084
176	Beckman Coulter, Inc.	9,495
665	Becton, Dickinson & Co.	42,460
668	Biomet, Inc.	24,315
1,685	Boston Scientific Corp.*	41,148
259	Cytyc Corp.*	7,467

242	DENTSPLY International, Inc.	13,792
325	Fisher Scientific International, Inc.*	22,152
799	Guidant Corp.	61,331
182	Hillenbrand Industries, Inc.	9,253
3,088	Medtronic, Inc.	166,598
904	St. Jude Medical, Inc.*	41,222
729	Stryker Corp.	33,694
488	Varian Medical Systems, Inc.*	28,245
324	Waters Corp.*	13,845
621	Zimmer Holdings, Inc.*	42,961
		669,458
	Medical/Nursing Services (0.2%)
402	DaVita, Inc.*	23,473
290	Lincare Holdings, Inc.*	11,861
		35,334
	Miscellaneous Commercial Services (0.2%)
400	Adesa Inc.	10,000
282	Iron Mountain Inc.*	12,323
600	Sabre Holdings Corp. (Class A)	14,478
		36,801
	Miscellaneous Manufacturing (0.1%)
380	Pentair, Inc.	15,257

	Motor Vehicles (0.2%)
757	Harley-Davidson, Inc.	39,750

	Multi-Line Insurance (0.4%)
744	Hartford Financial Services Group, Inc. (The)	61,291
421	Safeco Corp.	21,685
		82,976
	Office Equipment/Supplies (0.2%)
275	Avery Dennison Corp.	16,500
671	Pitney Bowes, Inc.	28,679
		45,179
	Oil & Gas Pipelines (0.3%)
312	Kinder Morgan, Inc.	28,947
1,268	Williams Companies, Inc. (The)	27,351
		56,298
	Oil & Gas Production (1.7%)
664	Anadarko Petroleum Corp.	65,842
812	Apache Corp.	54,339
1,178	Chesapeake Energy Corp.	34,975
1,220	Devon Energy Corp.	71,529
724	EOG Resources, Inc.	48,798
380	Newfield Exploration Co.*	14,687
508	Noble Energy, Inc.	21,356
306	Pioneer Natural Resources Co.*	12,880
200	Pogo Producing Co.	9,972
868	XTO Energy Inc.	36,360
		370,738
	Oil Refining/Marketing (0.5%)
454	Sunoco, Inc.	33,641
1,408	Valero Energy Corp.	75,736
		109,377
	Oilfield Services/Equipment (0.3%)
272	Cooper Cameron Corp.*	11,016
308	Grant Prideco, Inc.*	12,465
410	National-Oilwell Varco, Inc.*	24,961
574	Smith International, Inc.	22,231
		70,673
	Other Consumer Services (0.5%)
284	Career Education Corp.*	9,327
2,646	eBay, Inc.*	105,999
78	HomeStore, Inc.*	482
		115,808
	Packaged Software (4.4%)
1,467	Adobe Systems, Inc.	56,656
716	Autodesk, Inc.	26,957
664	BMC Software, Inc.*	14,522
1,069	Compuware Corp.*	8,776
465	Intuit Inc.*	22,590
23,379	Microsoft Corp.**	628,895
985	Novell, Inc.*	9,367
10,481	Oracle Corp.*	130,174
317	Red Hat, Inc.*	8,518
2,842	Symantec Corp.*	48,001
		954,456

	Personnel Services (0.2%)
270	Manpower, Inc.	14,482
255	Monster Worldwide, Inc.*	12,485
552	Robert Half International, Inc.	19,828
		46,795
	Pharmaceuticals: Generic Drugs (0.2%)
204	Barr Pharmaceuticals Inc.*	13,705
736	Mylan Laboratories, Inc.	16,928
473	Watson Pharmaceuticals, Inc.*	14,180
		44,813
	Pharmaceuticals: Major (2.9%)
7,564	Johnson & Johnson	436,065
5,662	Merck & Co., Inc.	197,377
		633,442
	Pharmaceuticals: Other (0.5%)
330	Allergan, Inc.	35,726
937	Forest Laboratories, Inc.*	43,008
757	King Pharmaceuticals, Inc.*	12,301
203	Sepracor, Inc.*	11,634
		102,669
	Property - Casualty Insurers (1.0%)
402	Berkley (W.R.) Corp.	23,272
483	Chubb Corp. (The)	46,247
551	Cincinnati Financial Corp.	24,442
553	Progressive Corp. (The)	59,420
1,699	St. Paul Travelers Companies, Inc. (The)	73,023
		226,404
	Publishing: Newspapers (0.2%)
372	New York Times Co. (The) (Class A)	10,498
162	Scripps (E.W.) Co. (Class A)	7,789
633	Tribune Co.	19,370
18	Washington Post Co. (The) (Class B)	13,540
		51,197
	Pulp & Paper (0.1%)
526	MeadWestvaco Corp.	14,633

	Railroads (0.2%)
999	Norfolk Southern Corp.	51,129

	Real Estate Investment Trusts (1.9%)
440	Archstone-Smith Trust	20,856
340	Boston Properties, Inc.	28,788
199	Developers Diversified Realty Corp.	9,988
492	Duke Realty Corp.	17,269
1,068	Equity Office Properties Trust	33,589
772	Equity Residential	34,956
636	General Growth Properties, Inc.	32,048
460	Health Care Property Investors, Inc.	12,636
172	Hospitality Properties Trust	7,654
1,024	Host Marriott Corp.	19,896
423	iStar Financial Inc.	16,116
760	Kimco Realty Corp.	27,307
340	Liberty Property Trust	15,225
104	Mack-Cali Realty Corp.	4,670
300	New Plan Excel Realty Trust	7,515
742	ProLogis	38,970
315	Public Storage, Inc.	24,576
408	Simon Property Group, Inc.	33,852
275	Vornado Realty Trust	24,472
		410,383
	Recreational Products (0.3%)
259	Brunswick Corp.	10,161
751	Electronic Arts, Inc.*	39,029
1,299	Mattel, Inc.	21,888
		71,078
	Regional Banks (2.2%)
908	AmSouth Bancorporation	25,197
338	Associated Banc-Corp.	11,651
100	Bank of Hawaii Corp.	5,340
113	City National Corp.	8,583
258	Colonial BancGroup, Inc. (The)	6,478
368	Commerce Bancorp, Inc.	12,207
427	Compass Bancshares, Inc.	21,470

1,227	Fifth Third Bancorp	47,424
382	First Horizon National Corp.	14,940
178	M&T Bank Corp.	20,007
566	Marshall & Ilsley Corp.	24,904
295	Mercantile Bankshares Corp.	11,269
1,198	North Fork Bancorporation, Inc.	30,597
557	Northern Trust Corp.	29,365
776	Synovus Financial Corp.	22,000
372	TCF Financial Corp.	9,434
4,829	U.S. Bancorp	149,264
326	Zions Bancorporation	26,901
		477,031
	Restaurants (1.1%)
450	Darden Restaurants, Inc.	18,873
3,209	McDonald’s Corp.	112,026
272	Outback Steakhouse, Inc.	11,372
2,020	Starbucks Corp.*	73,367
412	Wendy’s International, Inc.	23,855
		239,493
	Savings Banks (0.9%)
358	Astoria Financial Corp.	10,264
616	Golden West Financial Corp.	43,754
258	Independence Community Bank Corp.	10,573
702	New York Community Bancorp, Inc.	11,843
872	Sovereign Bancorp, Inc.	18,164
2,543	Washington Mutual, Inc.	108,586
		203,184
	Semiconductors (3.9%)
936	Advanced Micro Devices, Inc.*	36,195
423	Agere Systems Inc.*	5,681
1,111	Altera Corp.*	22,264
957	Analog Devices, Inc.	36,500
1,028	Broadcom Corp. (Class A)*	46,330
994	Freescale Semiconductor Inc. (Class B)*	26,878
16,481	Intel Corp.	339,509
205	International Rectifier Corp.*	7,605
381	Intersil Corp. (Class A)	10,797
1,164	LSI Logic Corp.*	11,349
836	Maxim Integrated Products, Inc.	32,679
528	Microchip Technology Inc.	18,586
1,648	Micron Technology, Inc.*	25,560
1,290	National Semiconductor Corp.	36,184
405	NVIDIA Corp.*	19,088
4,396	Texas Instruments Inc.	131,221
909	Xilinx, Inc.	24,798
		831,224
	Services to the Health Industry (0.6%)
380	Express Scripts, Inc.*	33,163
689	IMS Health Inc.	16,605
321	Laboratory Corp. of America Holdings*	18,653
803	Medco Health Solutions Inc.*	44,743
259	Omnicare, Inc.	15,760
		128,924
	Specialty Insurance (0.4%)
276	Ambac Financial Group, Inc.	20,741
463	Fidelity National Financial, Inc.	17,483
389	MBIA Inc.	22,850
179	MGIC Investment Corp.	11,411
245	PMI Group, Inc. (The)	10,609
224	Radian Group, Inc.	12,712
		95,806
	Specialty Stores (0.9%)
265	Advance Auto Parts, Inc.*	10,958
185	AutoZone, Inc.*	17,886
758	Bed Bath & Beyond Inc.*	27,318
170	CarMax Inc.*	5,341
400	Michaels Stores, Inc.	12,840
1,005	Office Depot, Inc.*	35,859
356	PETsMART, Inc.	9,242
2,154	Staples, Inc.	52,859
326	Tiffany & Co.	12,104
229	Williams-Sonoma, Inc.*	9,272
		193,679

	Specialty Telecommunications (0.4%)
986	American Tower Corp. (Class A)*	31,385
368	CenturyTel, Inc.	13,241
743	Citizens Communications Co.	9,919
529	Crown Castle International Corp.*	16,584
171	NTL, Inc.*	11,260
		82,389
	Steel (0.2%)
402	Nucor Corp.	34,592

	Telecommunication Equipment (2.3%)
807	Comverse Technology, Inc.*	23,209
3,771	Corning, Inc.*	92,050
11,786	Lucent Technologies Inc.*	33,001
5,973	Motorola, Inc.	127,822
4,128	QUALCOMM Inc.	194,883
1,479	Tellabs, Inc.*	21,727
		492,692
	Tools/Hardware (0.1%)
206	Black & Decker Corp.	17,629
168	Stanley Works (The)	8,424
		26,053
	Trucks/Construction/Farm Machinery (0.3%)
136	Cummins Inc.	14,726
634	Deere & Co.	48,355
		63,081
	Wholesale Distributors (0.2%)
500	Genuine Parts Co.	22,260
200	Grainger (W.W.), Inc.	14,808
		37,068
	Wireless Telecommunications (0.2%)
377	Nextel Partners, Inc. (Class A)*	10,579
308	NII Holdings, Inc. (Class B)*	15,776
165	Telephone & Data Systems, Inc.	6,171
165	Telephone & Data Systems, Inc. (special shares)	5,923
		38,449
	TOTAL COMMON STOCKS
	(Cost $16,706,547)	19,455,628

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (9.7%)
	REPURCHASE AGREEMENT
$2,086	Joint repurchase agreement account 4.555% due 03/01/06 (dated 02/28/06; proceeds $2,086,264) (a) (Cost $2,086,000)		2,086,000

	TOTAL INVESTMENTS
	(Cost $18,792,547) (b) (c)	100.0%	21,541,628
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(6,364)
	NET ASSETS	100.0%	$21,535,264

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $123,750.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $1,974,220, in connection with open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,376,885 and the aggregate gross unrealized depreciation is $1,627,804, resulting in net unrealized appreciation of $2,749,081.

KLD SOCIAL INDEX FUND

Futures Contracts Open at  February 28, 2006:

		DESCRIPTION,	UNDERLYING
NUMBER		DELIVERY	FACE	UNREALIZED
OF	LONG /	MONTH,	AMOUNT	APPRECIATION/
CONTRACTS	SHORT	AND YEAR	AT VALUE	DEPRECIATION

5	Long	Nasdaq 100 E-Mini March 2006	$320,600	$(13,260)

3	Long	Nasdaq 100 March 2006	502,350	16,330

4	Long	S&P 500 Index March 2006	1,282,400	3,963

		Total Unrealized Appreciation		$7,033

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley KLD Social Index Fund

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

April 19, 2006

/s/ Francis Smith

Francis Smith

Principal Financial Officer

April 19, 2006